Subsequent Events	3 Months Ended
Sep. 30, 2024
Subsequent Events
Subsequent Events

Note 15 - Subsequent Events

Management has evaluated subsequent events through the date of these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure.